Income taxes - Income tax expense - Tax losses carried forward (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	$ 5,447,240	$ 5,448,243
Federal | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	7,878,612	27,097,001
Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	5,138,234	5,448,243
Provincial | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	1,108,382	26,604,598
2031 | Federal | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward		2,313,597
2031 | Provincial | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward		2,313,597
2032 | Federal | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward		3,945,870
2032 | Provincial | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward		3,945,870
2033 | Federal | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward		2,047,643
2033 | Provincial | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward		2,047,643
2034 | Federal | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward		589,007
2034 | Provincial | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward		589,007
2035 | Federal | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward		703,664
2035 | Provincial | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward		416,827
2036 | Federal | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward		3,579,827
2036 | Provincial | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward		3,440,527
2037 | Federal | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward		1,577,876
2037 | Provincial | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward		1,568,739
2038 | Federal | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	3,715,297	5,716,536
2038 | Provincial | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward		5,650,620
2039 | Federal | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	4,163,315	6,622,981
2039 | Provincial | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	$ 1,108,382	$ 6,631,768